Annual Total Returns[BarChart] - DWS Core Equity Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.46%)	15.40%	36.84%	11.26%	4.85%	10.04%	21.13%	(6.02%)	29.98%	15.70%